Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

The following information supplements the information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

The following biographical information supplements the information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VBAL-19-01 1.918616.112	November 8, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

The following information supplements the information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

The following biographical information supplements the information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VB-INV-19-01 1.918617.112	November 8, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

The following information supplements the information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

The following biographical information supplements the information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VBAL-ND-19-01 1.9897417.100	November 8, 2019